Statements of Consolidated Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 10,185,532	$ 9,534,462		$ 8,765,699
Cost of goods sold	5,568,966	5,328,236		5,021,137
Gross profit	4,616,566	4,206,226	[1]	3,744,562
Percent to net sales	45.30%	44.10%		42.70%
Selling, general and administrative expenses	3,467,681	3,259,648	[1]	2,960,814
Percent to net sales	34.00%	34.20%		33.80%
Other general expense - net	2,519	5,248		2,731
Impairment of trademarks		4,086		5,492
Interest expense	62,714	42,788		42,497
Interest and net investment income	(3,242)	(2,913)		(3,711)
Other expense (income) - net	936	(9,940)		(4,809)
Income before income taxes	1,085,958	907,309		741,548
Income taxes	333,397	276,275	[1]	299,688	[2]
Net income	$ 752,561	$ 631,034		$ 441,860
Net income per common share:
Basic (in dollars per share)	$ 7.41	$ 6.15		$ 4.22
Diluted (in dollars per share)	$ 7.26	$ 6.02		$ 4.14

[1]	Includes DOL Settlement of $49,163, net of tax (Cost of goods sold $16,000, Selling, general and administrative expenses $64,000 and tax benefit $30,837), or $.47 per share in the Year ended December 31, 2012.
[2]	Includes IRS Settlement of $74,982, or approximately $.70 per share, in the Year ended December 31, 2011. See Note 14 for more information on the IRS Settlement.